Net Earnings Per Share From Continuing Operations (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Earnings Per Share [Abstract]
Components Of Basic And Diluted Earnings Per Share
Information related to the calculation of net earnings per share from continuing operations is summarized as follows ($ and shares in millions, except per share amounts):

	Net Earnings from Continuing Operations (Numerator)	Shares (Denominator)	Per Share Amount
For the Three-Month Period Ended March 31, 2017:
Basic EPS	$483.8	694.3	$0.70
Adjustment for interest on convertible debentures	0.5	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs and PSUs	—	8.5
Incremental shares from assumed conversion of the convertible debentures	—	2.9
Diluted EPS	$484.3	705.7	$0.69

For the Three-Month Period Ended April 1, 2016:
Basic EPS	$585.8	688.6	$0.85
Adjustment for interest on convertible debentures	0.4	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs and PSUs	—	6.1
Incremental shares from assumed conversion of the convertible debentures	—	2.4
Diluted EPS	$586.2	697.1	$0.84

Information related to the calculation of net earnings from continuing operations per share of common stock is summarized as follows ($ and shares in millions, except per share amounts):

	Net Earnings from Continuing Operations (Numerator)	Shares (Denominator)	Per Share Amount
For the year ended December 31, 2016
Basic EPS	$2,153.4	691.2	$3.12
Adjustment for interest on convertible debentures	1.8	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs and PSUs	—	6.0
Incremental shares from assumed conversion of the convertible debentures	—	2.6
Diluted EPS	$2,155.2	699.8	$3.08

For the year ended December 31, 2015
Basic EPS	$1,746.7	698.1	$2.50
Adjustment for interest on convertible debentures	2.2	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs and PSUs	—	7.7
Incremental shares from assumed conversion of the convertible debentures	—	2.7
Diluted EPS	$1,748.9	708.5	$2.47

For the year ended December 31, 2014
Basic EPS	$1,638.7	702.2	$2.33
Adjustment for interest on convertible debentures	3.3	—
Incremental shares from assumed exercise of dilutive options and vesting of dilutive RSUs and PSUs	—	9.1
Incremental shares from assumed conversion of the convertible debentures	—	4.8
Diluted EPS	$1,642.0	716.1	$2.29